Changes in significant accounting policies - Summary of impacts for the period of transition to IFRS 16 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Additions to right-of-use assets	$ 87,900
Lease liabilities	88,400
Depreciation, right-of-use assets	14,500
Interest expense on lease liabilities	$ 2,685	$ 0